Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Investment Properties [Abstract]
Schedule of Investment Properties

The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	82	224	701	1,007
Exchange adjustments	87	370	6	463
At December 31, 2023	5,915	31,273	1,101	38,289
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the year	(390)	(2,104)	(107)	(2,601)
Exchange adjustments	(12)	(50)	(3)	(65)
At December 31, 2023	(601)	(3,205)	(137)	(3,943)
Net book value:
At December 31, 2023	5,314	28,068	964	34,346

Cost:
At January 1, 2024	5,915	31,273	1,101	38,289
Additions	38	-	241	279
Disposals	(616)	-	-	(616)
Exchange adjustments	(162)	(718)	(38)	(918)
At December 31, 2024	5,175	30,555	1,304	37,034
Accumulated depreciation:
At January 1, 2024	(601)	(3,205)	(137)	(3,943)
Charge for the year	(371)	(2,139)	(207)	(2,717)
Disposals	218	-	-	218
Exchange adjustments	21	103	7	131
At December 31, 2024	(733)	(5,241)	(337)	(6,311)
Net book value:
At December 31, 2024	4,442	25,314	967	30,723

Cost:
At January 1, 2025	5,175	30,555	1,304	37,034
Additions	111	316	-	427
Disposals	-	-	(67)	(67)
Exchange adjustments	309	1,446	76	1,831
At December 31, 2025	5,595	32,317	1,313	39,225
Accumulated depreciation:
At January 1, 2025	(733)	(5,241)	(337)	(6,311)
Charge for the year	(387)	(2,187)	(219)	(2,793)
Disposals	-	-	57	57
Exchange adjustments	(50)	(279)	(23)	(352)
At December 31, 2025	(1,170)	(7,707)	(522)	(9,399)
Net book value:
At December 31, 2025	4,425	24,610	791	29,826

Schedule of Lease Payments Receivable Under Operating Leases

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At December 31, 2025
2026	3,178
2027	2,951
2028	2,950
2029	2,928
2030	2,336
Thereafter	3,102
Total	17,445